Document and Entity Information	Oct. 26, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001772016
Document Type	8-K
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	BellRing Brands, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39093
Entity Tax Identification Number	83-4096323
Entity Address, Address Line One	2503 S. Hanley Road
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63144
City Area Code	(314)
Local Phone Number	644-7600
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	BRBR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true